John Hancock Funds II
601 Congress Street
Boston, MA 02210

June 17, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio, each a series of the Trust, enclosed herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Certification regarding the accuracy of the Spanish translation of the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio Class A, Class B and Class C Shares Prospectus dated April 30, 2011.

If you have any questions or comments, please call me at 617-663-2261.

Sincerely,

/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary

RR DONNELLEY

Global Translation Services

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Certificate of Accuracy

This is to certify that the translation described below is, to the best of our knowledge and belief, a true and accurate rendering of the original document.

Job Number: **TNY-04336**

Job Name: **John Hancock**

Job Description: **Lifestyle Portfolios Prospectus 4-30-11 (BOB86684)**

Language from: **English** into: **Spanish**

Date: 17 June 2011

Paul M. Martinez
Customer Service Manager

STATE OF NEW YORK, COUNTY OF KINGS

Subscribed and sworn to before me
this 17th day of June in the year 2011

Notary Public

ALBERT CASTRO
Notary Public, State of New York
NO. 01CA6067878
Qualified in Kings County
Commission Expires 04-05-2014

Copyright RR Donnelley
Global Translation Services 2011

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